Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr 0	SFr 4	SFr 0	SFr 3
Loans held-for-sale	(14)	(2)	(58)	(16)	(99)
Long-lived assets held-for-sale	16	165	3	181	1
Equity method investments	53	43	55	96	84
Other investments	(63)	15	131	(48)	330
Other	187	167	241	354	429
Other revenues	SFr 179	SFr 388	SFr 376	567	748
Bank
Other Revenues
Loans held-for-sale				(16)	(99)
Long-lived assets held-for-sale				181	1
Equity method investments				96	84
Other investments				(48)	332
Other				472	601
Other revenues				SFr 685	SFr 919